Long-term Debt - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 5.75 Percent senior notes due 2017 [Member]	Sep. 30, 2013 5.75 Percent senior notes due 2017 [Member]	Dec. 31, 2012 5.75 Percent senior notes due 2017 [Member]	Jun. 30, 2007 5.75 Percent senior notes due 2017 [Member]	Sep. 30, 2013 3.375 Percent Senior Notes Due 2023 [Member]	Dec. 31, 2013 3.375 Percent Senior Notes Due 2023 [Member]
Principal amount	€ 600	€ 600		€ 600	€ 600	€ 750	€ 750
Interest rate on principal amount of Eurobond	5.75%	5.75%		5.75%		3.375%	3.375%
Payment date of Eurobond interest		June 13				September 19
Redemption price of notes		100.00%				100.00%
Due date of redemption Eurobond		Jun. 13, 2017				Sep. 19, 2023
Year of maturity	2017	2017				2023	2023
Repurchased of long term debt			361.8
Repurchased of long term debt including accrued interest			€ 423.0